As filed with the Securities and Exchange Commission on May 18, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07685

FRONTEGRA FUNDS, INC.
(Exact name of registrant as specified in charter)

400 Skokie Blvd.
Suite 500
Northbrook, Illinois 60062
(Address of principal executive offices) (Zip code)

William D. Forsyth III
400 Skokie Blvd., Suite 500
Northbrook, Illinois 60062
(Name and address of agent for service)

(847) 509-9860
Registrant's telephone number, including area code

Date of fiscal year end:  June 30, 2012

Date of reporting period:  March 31, 2012

Item 1. Schedule of Investments.

Frontegra Mastholm International Equity Fund
Schedule of Investments
March 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 97.5%
	Australia 1.2%
2,200	Rio Tinto Ltd.	$149,038

	Brazil 2.2%
19,200	Hypermarcas SA	135,577
21,400	Tim Participacoes SA	135,988
		271,565
	Denmark 3.5%
900	FLSmidth & Co. A/S	63,167
2,700	Novo Nordisk A/S - Class B	373,824
		436,991
	France 13.1%
1,800	Arkema SA	167,735
5,200	BNP Paribas SA	246,722
4,600	European Aeronautic Defence and Space Co. NV	188,377
1,000	Gemalto NV	66,005
2,100	JCDecaux SA (a)	64,166
500	L'Oreal SA	61,116
500	LVMH Moet Hennessy Louis Vuitton SA	85,924
4,000	Publicis Groupe SA	220,515
4,900	Schneider Electric SA	320,158
2,500	Valeo SA	131,104
600	Zodiac Aerospace	62,473
		1,614,295
	Germany 14.6%
2,100	Adidas AG	163,958
6,700	Aixtron SE NA	116,702
3,400	BASF SE	297,425
3,700	Bayerische Motoren Werke AG	332,748
8,900	Dialog Semiconductor PLC (a)	217,399
1,200	Hugo Boss AG	138,311
1,100	Linde AG	197,395
4,800	SAP AG	335,198
		1,799,136
	Hong Kong 6.3%
66,400	AAC Technologies Holdings, Inc.	180,417
96,200	AIA Group Ltd.	352,440
41,000	Galaxy Entertainment Group Ltd. (a)	113,250
55,000	Li & Fung Ltd.	126,211
		772,318
	Italy 2.7%
3,300	Prysmian SpA	58,008
5,300	Saipem SpA	273,769
		331,777
	Japan 18.4%
19,000	Anritsu Corp.	248,834
1,100	FANUC Corp.	195,093
5,000	Ibiden Co. Ltd.	127,886
25	Japan Tobacco, Inc.	140,751
4,400	Komatsu Ltd.	125,401
23,000	Kubota Corp.	220,913
6,800	Mitsubishi Corp.	157,737
122,100	Mizuho Financial Group, Inc.	199,148
12,800	Namco Bandai Holdings, Inc.	184,648
2,300	ORIX Corp.	219,524
5,000	Park24 Co. Ltd.	67,355
8,000	Sumitomo Realty & Development Co. Ltd.	192,824
4,500	Toyota Motor Corp.	194,092
		2,274,206
	Mexico 1.9%
71,000	Wal-Mart de Mexico SAB de CV	238,243

	Netherlands 2.4%
2,800	ASML Holding NV	139,965
18,500	ING Groep NV (a)	154,136
		294,101
	Norway 1.9%
3,100	Seadrill Ltd.	116,166
4,400	Statoil ASA	119,450
		235,616
	Singapore 1.0%
14,700	Keppel Corp. Ltd.	128,517

	South Korea 8.9%
262	LG Household & Health Care Ltd.	137,584
1,443	NCSoft Corp.	381,429
331	Samsung Electronics Co. Ltd.	372,468
956	Samsung Engineering Co. Ltd.	204,185
		1,095,666
	Spain 1.8%
10,600	Grifols SA (a)	226,197

	Sweden 3.2%
7,000	Atlas Copco AB	169,398
10,800	Scania AB	224,626
		394,024
	Switzerland 1.6%
3,100	Nestle SA	195,059

	United Kingdom 12.8%
7,100	AMEC PLC	125,829
9,220	BG Group PLC	213,541
5,300	British American Tobacco PLC	267,077
10,800	Diageo PLC	259,549
24,300	Prudential PLC	290,535
4,600	SABMiller PLC	184,640
6,100	Wolseley PLC	232,604
		1,573,775
	Total Common Stocks
	(Cost $10,958,757)	12,030,524

	RIGHTS 0.0%
360	Grifols SA Euro 0.10 (a)	5,569
	Total Rights
	(Cost $3,926)	5,569

	SHORT-TERM INVESTMENTS 0.4%
	Investment Company 0.4%
46,241	AIM STIT-Liquid Assets Portfolio - Institutional Class	46,241
	Total Short-Term Investments
	(Cost $46,241)	46,241

	Total Investments 97.9%
	(Cost $11,008,924)	12,082,334

	Other Assets in Excess of Liabilities 2.1%	254,964

	TOTAL NET ASSETS 100.0%	$12,337,298

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:

Cost of investments	$11,008,924
Gross unrealized appreciation	1,130,075
Gross unrealized depreciation	(56,665)
Net unrealized appreciation	$1,073,410

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra SAM Global Equity Fund
Schedule of Investments
March 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 98.2%
	Australia 1.6%
13,210	National Australia Bank Ltd.	$336,616

	Canada 8.5%
4,950	Bank of Nova Scotia	277,398
3,490	Canadian Imperial Bank of Commerce	266,758
101,420	Sherritt International Corp.	553,136
2,524	Teck Resources Ltd. - Class B	90,109
10,020	TELUS Corp.	581,440
		1,768,841
	France 3.1%
5,300	Cie de St-Gobain	236,694
3,450	Technip SA	406,432
		643,126
	Germany 3.8%
3,700	Adidas AG	288,878
2,820	Deutsche Bank AG	140,306
1,100	Fresenius SE & Co. KGaA	112,804
3,496	Henkel AG & Co. KGaA	256,165
		798,153
	Israel 1.6%
7,270	Teva Pharmaceutical Industries Ltd. - ADR	327,586

	Italy 3.3%
14,900	Ansaldo STS SpA	147,849
111,400	Snam Rete Gas SpA	535,761
		683,610
	Japan 5.5%
56,000	Marubeni Corp.	403,914
76,000	Mitsui OSK Lines Ltd.	330,555
26,300	Stanley Electric Co. Ltd.	417,839
		1,152,308
	Netherlands 3.9%
6,900	Koninklijke DSM NV	399,254
17,600	Koninklijke KPN NV	193,607
11,003	Koninklijke Philips Electronics NV	223,057
		815,918
	Norway 3.1%
11,900	Aker Solutions ASA	201,337
19,800	DnB NOR ASA	254,508
36,213	Norsk Hydro ASA	197,193
		653,038
	Spain 1.9%
16,040	Repsol YPF SA	402,396

	Switzerland 9.9%
12,600	Noble Corp.	472,122
1,900	Roche Holding AG	330,663
6,600	Swiss RE AG (a)	421,502
800	Swisscom AG	323,385
1,900	Zurich Financial Services AG	510,623
		2,058,295
	United Kingdom 9.8%
68,470	Barclays PLC	257,639
17,081	BG Group PLC	395,606
97,970	BT Group PLC	354,773
148,700	Legal & General Group PLC	310,862
24,637	Travis Perkins PLC	425,197
63,000	WM Morrison Supermarkets PLC	300,288
		2,044,365
	United States 42.2%
19,200	Dell, Inc. (a)	318,720
27,330	Hartford Financial Services Group, Inc.	576,117
7,031	Health Net, Inc. (a)	279,271
21,568	Hewlett-Packard Co.	513,965
2,855	International Business Machines Corp.	595,695
15,250	Johnson Controls, Inc.	495,320
6,436	Kimberly-Clark Corp.	475,556
7,400	Life Technologies Corp. (a)	361,268
6,836	Limited Brands, Inc.	328,128
2,856	McDonalds Corp.	280,174
21,090	Microsoft Corp.	680,153
22,150	Mylan, Inc. (a)	519,418
5,431	Occidental Petroleum Corp.	517,195
10,000	Oracle Corp.	291,600
30,506	Pfizer, Inc.	691,266
9,892	Procter & Gamble Co.	664,841
12,450	Reynolds American, Inc.	515,928
3,600	SanDisk Corp. (a)	178,524
22,100	The Kroger Co.	535,483
		8,818,622
	Total Common Stocks
	(Cost $18,637,682)	20,502,874

	SHORT-TERM INVESTMENTS 1.7%
	Investment Company 1.7%
359,765	AIM STIT-STIC Prime Portfolio - Institutional Class	359,765
	Total Short-Term Investments
	(Cost $359,765)	359,765

	Total Investments 99.9%
	(Cost $18,997,447)	20,862,639

	Other Assets in Excess of Liabilities 0.1%	25,559

	TOTAL NET ASSETS 100.0%	$20,888,198

(a) Non-Income Producing.
ADR - American Depositary Receipt.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:
Cost of investments	$18,997,447
Gross unrealized appreciation	2,896,765
Gross unrealized depreciation	(1,031,573)
Net unrealized appreciation	$1,865,192

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra MFG Global Equity Fund
Schedule of Investments
March 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 95.9%
	France 5.7%
91,443	Danone	$6,378,412

	Netherlands 3.4%
112,199	Unilever NV	3,818,080

	Switzerland 10.6%
73,957	Nestle SA	4,653,549
128,427	Novartis AG	7,107,804
		11,761,353
	United Kingdom 2.7%
565,564	Tesco PLC	2,985,222

	United States 73.5%
86,234	American Express Co.	4,989,499
16,113	Colgate-Palmolive Co.	1,575,529
203,911	eBay, Inc. (a)	7,522,277
11,592	Google, Inc. (a)	7,433,254
54,390	Johnson & Johnson	3,587,564
107,127	Kraft Foods, Inc.	4,071,897
216,335	Lowe's Companies, Inc.	6,788,592
10,308	MasterCard, Inc.	4,334,926
39,517	McDonald's Corp.	3,876,617
46,518	PepsiCo, Inc.	3,086,469
47,204	Target Corp.	2,750,577
44,975	The Coca-Cola Co.	3,328,601
22,093	The Home Depot, Inc.	1,111,499
63,754	The Procter & Gamble Co.	4,284,906
146,538	U.S. Bancorp	4,642,324
42,555	Visa, Inc.	5,021,490
68,857	Wal-Mart Stores, Inc.	4,214,048
160,926	Wells Fargo & Co.	5,494,014
54,298	Yum! Brands, Inc.	3,864,932
		81,979,015
	Total Common Stocks
	(Cost $106,388,723)	106,922,082

	SHORT-TERM INVESTMENTS 18.1%
	Investment Company 18.1%
20,203,203	AIM STIT-STIC Prime Portfolio - Institutional Class	20,203,203
	Total Short-Term Investments
	(Cost $20,203,203)	20,203,203

	Total Investments 114.0%
	(Cost $126,591,926)	127,125,285

	Liabilities in Excess of Other Assets (14.0)%	(15,644,335)

	TOTAL NET ASSETS 100.0%	$111,480,950

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:

Cost of investments	$126,591,926
Gross unrealized appreciation	557,657
Gross unrealized depreciation	(24,298)
Net unrealized depreciation	$533,359

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra MFG Core Infrastructure Fund
Schedule of Investments
March 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 96.7%
	Australia 7.8%
5,190	APA Group	$27,418
8,135	DUET Group	15,337
13,024	Envestra Ltd.	10,455
22,874	SP AusNet	25,471
11,844	Spark Infrastructure Group	18,342
15,231	Sydney Airport	45,280
11,811	Transurban Group	68,513
		210,816
	Austria 0.3%
185	Flughafen Wien AG	7,205

	Belgium 0.8%
494	Elia System Operator SA/NV	20,918

	Canada 9.2%
1,016	Emera, Inc.	34,541
2,089	Enbridge, Inc.	81,135
1,544	Fortis, Inc.	49,952
1,827	TransCanada Corp.	78,450
331	Valener, Inc.	5,100
		249,178
	France 2.5%
810	Aeroports de Paris	66,482

	Germany 2.5%
752	Fraport AG Frankfurt Airport Services Worldwide	47,088
638	Hamburger Hafen und Logistik AG	21,485
		68,573
	Hong Kong 2.9%
10,507	Power Assets Holdings Ltd.	77,122

	Italy 10.0%
1,772	ACEA SpA	11,268
4,805	Atlantia SpA	79,786
748	Autostrada Torino-Milano SpA	5,143
13,073	Gemina SpA (a)	11,211
16,618	Snam SpA	79,922
2,009	Societa Iniziative Autostradali e Servizi SpA	15,380
16,403	Terna Rete Elettrica Nazionale SpA	65,937
		268,647
	Luxembourg 2.5%
2,723	SES SA	67,567

	Mexico 1.6%
3,531	Grupo Aeroportuario del Centro Norte Sab de CV	7,173
4,966	Grupo Aeroportuario del Pacifico SAB de CV	18,356
2,630	Grupo Aeroportuario del Sureste SAB de CV	18,035
		43,564
	Netherlands 2.2%
1,042	Koninklijke Vopak NV	60,029

	New Zealand 1.5%
10,822	Auckland International Airport Ltd.	21,798
8,376	Vector Ltd.	17,763
		39,561
	Spain 6.3%
4,649	Abertis Infraestructuras SA	79,148
1,954	Enagas SA	37,605
1,101	Red Electrica Corp. SA	53,876
		170,629
	Switzerland 0.8%
53	Flughafen Zuerich AG	20,520

	United Kingdom 7.9%
7,837	National Grid PLC	79,034
2,922	Pennon Group PLC	33,253
1,941	Severn Trent PLC	47,936
5,578	United Utilities Group PLC	53,666
		213,889
	United States 37.9%
174	ALLETE, Inc.	7,219
578	Alliant Energy Corp.	25,039
1,702	American Electric Power Co., Inc.	65,663
96	American States Water Co.	3,469
917	American Water Works Co., Inc.	31,206
718	Aqua America, Inc.	16,004
472	Atmos Energy Corp.	14,849
278	Avista Corp.	7,111
216	California Water Service Group	3,933
2,072	CenterPoint Energy, Inc.	40,860
81	CH Energy Group, Inc.	5,405
1,105	Consolidated Edison, Inc.	64,554
831	DTE Energy Co.	45,730
275	El Paso Electric Co.	8,935
666	Great Plains Energy, Inc.	13,500
241	IDACORP, Inc.	9,910
377	Integrys Energy Group, Inc.	19,977
264	ITC Holdings Corp.	20,312
112	MGE Energy, Inc.	4,972
1,351	NiSource, Inc.	32,897
863	Northeast Utilities	32,035
137	Northwest Natural Gas Co.	6,220
193	NorthWestern Corp.	6,844
539	NSTAR	26,212
1,153	NV Energy, Inc.	18,586
1,105	Pepco Holdings, Inc.	20,873
1,593	PG&E Corp.	69,151
375	Piedmont Natural Gas Co., Inc.	11,651
533	Pinnacle West Capital Corp.	25,531
422	PNM Resources, Inc.	7,723
369	Portland General Electric Co.	9,218
1,231	Progress Energy, Inc.	65,378
621	SCANA Corp.	28,324
46	SJW Corp.	1,110
235	Southwest Gas Corp.	10,044
1,050	TECO Energy, Inc.	18,428
215	The Empire District Electric Co.	4,375
1,346	The Southern Co.	60,476
263	UIL Holdings Corp.	9,142
177	UniSource Energy Corp.	6,473
400	Vectren Corp.	11,624
549	Westar Energy, Inc.	15,334
267	WGL Holdings, Inc.	10,867
1,146	Wisconsin Energy Corp.	40,316
2,368	Xcel Energy, Inc.	62,681
		1,020,161
	Total Common Stocks
	(Cost $2,534,316)	2,604,861

	CLOSED-END FUNDS 0.8%
	United Kingdom 0.8%
5,880	HICL Infrastructure Co. Ltd.	11,324
980	HICL Infrastructure Co. Ltd. - Class C	1,613
4,722	International Public Partnerships Ltd.	9,033
	Total Closed-End Funds
	(Cost $21,263)	21,970

	EXCHANGE TRADED FUND 0.5%
	Industrials 0.5%
5,505	Australian Infrastructure Fund	13,001
	Total Exchange Traded Fund
	(Cost $11,592)	13,001

	SHORT-TERM INVESTMENTS 1.7%
	Investment Company 1.7%
46,567	AIM STIT-STIC Prime Portfolio - Institutional Class	46,567
	Total Short-Term Investments
	(Cost $46,567)	46,567

	Total Investments 99.7%
	(Cost $2,613,738)	2,686,399

	Other Assets in Excess of Liabilities 0.3%	7,979

	TOTAL NET ASSETS 100.0%	$2,694,378

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:

Cost of investments	$2,613,738
Gross unrealized appreciation	89,419
Gross unrealized depreciation	(16,758)
Net unrealized depreciation	$72,661

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra HEXAM Emerging Markets Fund
Schedule of Investments
March 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 86.8%
	Brazil 23.7%
21,300	Banco do Brasil SA	$302,560
32,153	Localiza Rent a Car SA	591,822
118,200	OGX Petroleo e Gas Participacoes SA (a)	979,037
172,700	PDG Realty SA Empreendimentos e Participacoes	595,077
50,853	Petroleo Brasileiro SA - ADR	1,350,656
13,294	Tim Participacoes SA - ADR	428,864
51,727	Vale SA - ADR	1,206,790
		5,454,806
	Canada 2.9%
34,777	First Quantum Minerals Ltd.	663,150

	China 4.5%
1,192,000	China Construction Bank Corp.	920,991
7,948	WuXi PharmaTech Cayman, Inc. - ADR (a)	114,451
		1,035,442
	Hong Kong 13.3%
26,000	China Mobile Ltd.	286,097
489,258	China Overseas Land & Investment Ltd.	929,934
200,000	China Unicom (Hong Kong) Ltd.	338,933
1,285,000	Industrial & Commercial Bank of China	829,027
33,000	Kingboard Chemical Holdings Ltd.	113,098
698,213	Nine Dragons Paper Holdings Ltd.	572,737
		3,069,826
	Jersey 1.7%
4,525	Randgold Resources Ltd.	388,664

	Kazakhstan 6.0%
68,799	Kazakhmys PLC	999,191
136,023	Uranium One, Inc. (a)	377,747
		1,376,938
	Russian Federation 14.9%
107,194	Evraz Group SA (a)	633,528
3,606	Lukoil OAO - ADR	219,245
54,347	Magnitogorsk Iron & Steel Works	320,919
60,098	Mechel - ADR	539,680
18,784	NOMOS-BANK (a)	271,804
2,153	NovaTek OAO	286,623
280,348	Sberbank of Russia	905,524
19,390	Sberbank of Russia - ADR (a)	259,632
		3,436,955
	South Africa 5.8%
16,124	Anglo American PLC	602,716
12,922	Naspers Ltd.	726,031
		1,328,747
	South Korea 13.7%
1,887	Hyundai Mobis	477,142
27,515	KB Financial Group, Inc.	1,004,143
1,274	LG Chem Ltd.	416,028
692	Samsung Electronics Co. Ltd.	778,695
2,457	Samsung Fire & Marine Insurance Co. Ltd. (a)	464,056
		3,140,064
	Turkey 0.3%
49,482	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	64,410

	Total Common Stocks
	(Cost $22,638,977)	19,959,002

	PREFERRED STOCKS 6.6%
	Brazil 6.6%
32,616	Banco Bradesco SA - ADR	570,780
49,694	Itau Unibanco Holding SA - ADR	953,628
		1,524,408
	Total Preferred Stocks
	(Cost $1,649,257)	1,524,408

	SHORT-TERM INVESTMENTS 6.3%
	Investment Company 6.3%
1,444,840	Fidelity Institutional Money Market Portfolio	1,444,840
	Total Short-Term Investments
	(Cost $1,444,840)	1,444,840

	Total Investments 99.7%
	(Cost $25,733,074)	22,928,250

	Other Assets in Excess of Liabilities 0.3%	68,356

	TOTAL NET ASSETS 100.0%	$22,996,606

(a) Non-Income Producing.
ADR - American Depositary Receipt.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:

Cost of investments	$25,733,074
Gross unrealized appreciation	895,502
Gross unrealized depreciation	(3,700,326)
Net unrealized depreciation	$(2,804,824)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra Timpani Small Cap Growth Fund
Schedule of Investments
March 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 98.3%
	Consumer Discretionary 23.8%
1,755	Asbury Automotive Group, Inc. (a)	$47,385
2,028	Body Central Corp. (a)	58,853
129	Buffalo Wild Wings, Inc. (a)	11,699
635	Genesco, Inc. (a)	45,498
1,709	Grand Canyon Education, Inc. (a)	30,352
4,422	LeapFrog Enterprises, Inc. (a)	36,968
1,562	Lithia Motors, Inc.	40,924
466	Monro Muffler Brake, Inc.	19,334
1,614	Multimedia Games Holdings Co., Inc. (a)	17,689
780	Nu Skin Enterprises, Inc.	45,170
465	Polaris Industries, Inc.	33,550
4,484	Smith & Wesson Holding Corp. (a)	34,751
708	Steven Madden Ltd. (a)	30,267
684	Sturm, Ruger & Company, Inc.	33,584
979	Tempur-Pedic International, Inc. (a)	82,658
2,914	Town Sports International Holdings, Inc. (a)	36,804
623	Ulta Salon, Cosmetics & Fragrance, Inc.	57,870
789	Zumiez, Inc. (a)	28,491
		691,847
	Energy 8.3%
363	Approach Resources, Inc. (a)	13,413
126	Core Laboratories NV (b)	16,578
1,135	Gulfmark Offshore, Inc. (a)	52,165
999	Gulfport Energy Corp. (a)	29,091
1,367	Hornbeck Offshore Services, Inc. (a)	57,455
331	Laredo Petroleum Holdings, Inc. (a)	7,759
988	Oasis Petroleum, Inc. (a)	30,459
685	Rosetta Resources, Inc. (a)	33,400
		240,320
	Financial Services 6.0%
1,044	Altisource Portfolio Solutions SA (a)(b)	63,308
3,553	Bankrate, Inc. (a)	87,937
702	Texas Capital Bancshares, Inc. (a)	24,303
		175,548
	Health Care 15.4%
1,523	ABIOMED, Inc. (a)	33,795
499	Air Methods Corp. (a)	43,538
5,587	Akorn, Inc. (a)	65,368
3,440	Endologix, Inc. (a)	50,396
1,894	HealthStream, Inc. (a)	43,922
1,387	Jazz Pharmaceuticals, Inc. (a)	67,227
1,053	Omnicell, Inc. (a)	16,016
994	SXC Health Solutions Corp. (a)	74,510
284	ViroPharma, Inc. (a)	8,540
749	VIVUS, Inc. (a)	16,748
423	Vocera Communications, Inc. (a)	9,898
254	WellCare Health Plans, Inc. (a)	18,258
		448,216
	Materials & Processing 2.5%
730	Eagle Materials, Inc.	25,368
412	Valmont Industries, Inc.	48,372
		73,740
	Producer Durables 18.1%
848	Chart Industries, Inc. (a)	62,184
320	Clean Harbors, Inc. (a)	21,546
1,336	ExlService Holdings, Inc. (a)	36,660
953	FARO Technologies, Inc. (a)	55,588
606	Huron Consulting Group, Inc. (a)	22,761
2,377	InnerWorkings, Inc. (a)	27,692
1,628	On Assignment, Inc. (a)	28,441
1,690	OSI Systems, Inc. (a)	103,597
552	Raven Industries, Inc.	33,678
473	Rush Enterprises, Inc. (a)	10,037
1,258	Team, Inc. (a)	38,935
619	Titan International, Inc.	14,639
1,115	Titan Machinery, Inc. (a)	31,443
350	TransDigm Group, Inc. (a)	40,516
		527,717
	Technology 24.2%
1,226	Acacia Research Corp. (a)	51,173
2,376	Allot Communications Ltd. (a)	55,242
756	Bottomline Technologies, Inc. (a)	21,123
802	Brightcove, Inc. (a)	19,890
6,228	Callidus Software, Inc. (a)	48,641
1,194	CommVault Systems, Inc. (a)	59,270
607	Convio, Inc. (a)	9,390
1,595	Datalink Corp. (a)	15,184
1,291	DealerTrack Holdings, Inc. (a)	39,066
574	Fortinet, Inc. (a)	15,871
3,256	Guidance Software, Inc. (a)	35,979
214	IPG Photonics Corp. (a)	11,139
2,375	PROS Holdings, Inc. (a)	44,413
1,821	Radware Ltd. (a)	68,178
787	Riverbed Technology, Inc. (a)	22,099
2,434	Silicon Motion Technology Corp. - ADR (a)	47,146
609	Sourcefire, Inc. (a)	29,311
1,168	Synacor, Inc. (a)	8,886
3,151	Tangoe, Inc. (a)	59,271
555	Ubiquiti Networks, Inc. (a)	17,555
432	Ultratech, Inc. (a)	12,519
810	Web.com Group, Inc. (a)	11,688
		703,034
	Total Common Stocks
	(Cost $2,271,058)	2,860,422

	SHORT-TERM INVESTMENTS 2.1%
	Investment Company 2.1%
59,937	AIM STIT-STIC Prime Portfolio - Institutional Class	59,937
	Total Short-Term Investments
	(Cost $59,937)	59,937

	Total Investments 100.4%
	(Cost $2,330,995)	2,920,359

	Liabilities in Excess of Other Assets (0.4)%	(10,967)

	TOTAL NET ASSETS 100.0%	$2,909,392

(a) Non-Income Producing.
(b) U.S. traded security of a foreign issuer.
ADR - American Depositary Receipt.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:

Cost of investments	$2,330,995
Gross unrealized appreciation	593,484
Gross unrealized depreciation	(4,120)
Net unrealized appreciation	$589,364

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra Netols Small Cap Value Fund
Schedule of Investments
March 31, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS 98.7%
	Consumer Discretionary 20.4%
92,177	Aaron’s, Inc.	$2,387,384
314,902	Accuride Corp. (a)	2,736,498
100,368	ANN, Inc. (a)	2,874,540
93,421	Cabela's, Inc. (a)	3,564,011
55,266	Capella Education Co. (a)	1,986,813
59,050	Carter's, Inc. (a)	2,938,918
50,098	Coinstar, Inc. (a)	3,183,728
88,221	Domino's Pizza, Inc.	3,202,422
110,639	Ethan Allen Interiors, Inc.	2,801,380
64,518	Tenneco, Inc. (a)	2,396,844
71,465	The Cheesecake Factory, Inc. (a)	2,100,357
39,506	Tractor Supply Co.	3,577,663
		33,750,558
	Consumer Staples 4.1%
236,619	SunOpta, Inc. (a)(b)	1,296,672
42,990	TreeHouse Foods, Inc. (a)	2,557,905
62,223	United Natural Foods, Inc. (a)	2,903,325
		6,757,902
	Energy 5.1%
57,431	Bill Barrett Corp. (a)	1,493,780
174,728	ION Geophysical Corp. (a)	1,126,996
121,938	North American Energy Partners, Inc. (a)(b)	597,496
83,751	Superior Energy Services, Inc. (a)	2,207,676
56,552	Whiting Petroleum Corp. (a)	3,070,774
		8,496,722
	Financials 15.6%
41,565	Bank of Hawaii Corp.	2,009,668
79,973	Cedar Fair LP	2,366,401
65,215	Community Bank System, Inc.	1,876,888
56,445	Endurance Specialty Holdings Ltd.	2,295,053
133,474	Glacier Bancorp, Inc.	1,994,101
413,833	MGIC Investment Corp. (a)	2,052,612
182,918	Old National Bancorp	2,403,542
51,717	Prosperity Bancshares, Inc.	2,368,639
126,280	Selective Insurance Group, Inc.	2,223,791
61,205	The Hanover Insurance Group, Inc.	2,516,750
86,013	Webster Financial Corp.	1,949,915
35,014	Westamerica Bancorporation	1,680,672
		25,738,032
	Health Care 8.4%
30,479	Haemonetics Corp. (a)	2,123,777
45,520	LifePoint Hospitals, Inc. (a)	1,795,309
36,536	Magellan Health Services, Inc. (a)	1,783,322
171,104	Merit Medical Systems, Inc. (a)	2,125,111
70,822	PSS World Medical, Inc. (a)	1,794,630
364,850	Sunrise Senior Living, Inc. (a)	2,305,852
87,289	U.S. Physical Therapy, Inc.	2,012,011
		13,940,012
	Industrials 18.4%
96,627	Actuant Corp. - Class A	2,801,217
190,080	Commercial Vehicle Group, Inc. (a)	2,320,877
35,325	Gardner Denver, Inc.	2,226,181
37,115	Genesee & Wyoming, Inc. (a)	2,025,737
111,603	Gibraltar Industries, Inc. (a)	1,690,785
77,093	Herman Miller, Inc.	1,770,055
54,612	Robbins & Myers, Inc.	2,842,555
123,911	Titan International, Inc.	2,930,495
92,435	TriMas Corp. (a)	2,069,620
107,197	United Rentals, Inc. (a)	4,597,679
59,340	United Stationers, Inc.	1,841,320
42,411	Westinghouse Air Brake Technologies Corp.	3,196,517
		30,313,038
	Information Technology 11.7%
65,032	Arbitron, Inc.	2,404,883
442,801	CIBER, Inc. (a)	1,877,476
234,303	Entegris, Inc. (a)	2,188,390
87,332	Fair Isaac Corp.	3,833,875
153,179	Fairchild Semiconductor International, Inc. (a)	2,251,731
342,669	Integrated Device Technology, Inc. (a)	2,450,084
102,737	Progress Software Corp. (a)	2,426,648
81,926	WMS Industries, Inc. (a)	1,944,104
		19,377,191
	Materials 5.1%
21,377	Acuity Brands, Inc.	1,343,117
47,515	Carpenter Technology Corp.	2,481,708
34,971	Compass Minerals International, Inc.	2,508,820
83,311	Intrepid Potash, Inc. (a)	2,026,957
		8,360,602
	Real Estate Investment Trusts 8.7%
17,797	American Campus Communities, Inc.	795,882
95,008	Cedar Realty Trust, Inc.	486,441
466,322	FelCor Lodging Trust, Inc. (a)	1,678,759
218,533	First Industrial Realty Trust, Inc. (a)	2,698,882
36,065	Mid-America Apartment Communities, Inc.	2,417,437
39,742	National Health Investors, Inc.	1,938,615
99,939	Sun Communities, Inc.	4,330,357
		14,346,373
	Utilities 1.2%
96,734	The Empire District Electric Co.	1,968,537

	Total Common Stocks
	(Cost $117,848,165)	163,048,967

	SHORT-TERM INVESTMENTS 0.9%
	Investment Company 0.9%
1,418,528	Fidelity Money Market Portfolio	1,418,528
	Total Short-Term Investments
	(Cost $1,418,528)	1,418,528

	Total Investments 99.6%
	(Cost $119,266,693)	164,467,495

	Other Assets in Excess of Liabilities 0.4%	681,325

	TOTAL NET ASSETS 100.0%	$165,148,820

(a) Non-Income Producing.
(b) U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:

Cost of investments	$119,266,693
Gross unrealized appreciation	49,185,675
Gross unrealized depreciation	(3,984,873)
Net unrealized appreciation	$45,200,802

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra Phocas Small Cap Value Fund
Schedule of Investments
March 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 97.5%
	Consumer Discretionary 11.2%
4,075	ANN, Inc. (a)	$116,708
32,976	Belo Corp.	236,438
7,099	Big Lots, Inc. (a)	305,399
4,865	Fuel Systems Solutions, Inc. (a)	127,268
15,312	Iconix Brand Group, Inc. (a)	266,123
5,423	Meredith Corp.	176,031
10,765	Perry Ellis International, Inc. (a)	200,982
17,832	Pier 1 Imports, Inc. (a)	324,186
11,088	Scientific Games Corp. - Class A (a)	129,286
8,214	Steiner Leisure Ltd. (a)(b)	401,090
6,961	Systemax, Inc. (a)	117,362
2,462	The Warnaco Group, Inc. (a)	143,781
3,617	Wolverine World Wide, Inc.	134,480
		2,679,134
	Consumer Staples 2.3%
8,246	Darling International, Inc. (a)	143,645
4,514	Snyders-Lance, Inc.	116,687
4,927	TreeHouse Foods, Inc. (a)	293,156
		553,488
	Energy 5.0%
12,874	Goodrich Petroleum Corp. (a)	244,863
5,711	Hornbeck Offshore Services, Inc. (a)	240,033
9,568	Petroleum Development Corp. (a)	354,877
12,050	Swift Energy Co. (a)	349,812
		1,189,585
	Financials 24.1%
10,747	American Equity Investment Life Holding Co.	137,239
15,894	Banco Latinoamericano de Exportaciones S.A. (b)	335,522
11,511	Banner Corp.	253,587
18,849	Boston Private Financial Holdings, Inc.	186,794
42,814	CNO Financial Group, Inc. (a)	333,093
10,954	Columbia Banking System, Inc.	249,532
6,396	First Financial Bancorp	110,651
30,847	First Horizon National Corp.	320,192
22,935	First Pactrust Bancorp, Inc.	273,385
7,761	First Republic Bank (a)	255,647
19,413	Heritage Commerce Corp. (a)	124,826
5,223	IBERIABANK Corp.	279,274
34,159	ICG Group, Inc. (a)	305,723
4,264	Infinity Property & Casualty Corp.	223,135
26,695	Janus Capital Group, Inc.	237,853
13,350	National Financial Partners Corp. (a)	202,119
22,246	Old National Bancorp	292,313
5,045	Primerica, Inc.	127,185
8,570	Protective Life Corp.	253,843
7,572	Safeguard Scientifics, Inc. (a)	130,238
14,093	State Bank Financial Corp. (a)	246,768
4,850	SVB Financial Group (a)	312,049
19,267	Washington Banking Co.	266,077
8,557	Wintrust Financial Corp.	306,255
		5,763,300
	Health Care 6.1%
5,015	Emergent BioSolutions, Inc. (a)	80,240
6,499	Health Net, Inc. (a)	258,140
7,211	Orthofix International N.V. (a)(b)	270,989
6,868	Par Pharmaceutical Companies, Inc. (a)	265,998
12,790	ViroPharma, Inc. (a)	384,595
2,738	Wellcare Health Plans, Inc. (a)	196,808
		1,456,770
	Industrials 15.9%
29,195	Aceto Corp.	277,061
6,790	Beacon Roofing Supply, Inc. (a)	174,910
4,440	Esterline Technologies Corp. (a)	317,282
5,761	Huron Consulting Group, Inc. (a)	216,383
22,656	JetBlue Airways Corp. (a)	110,788
4,309	Kansas City Southern (a)	308,912
9,220	Tetra Tech, Inc. (a)	243,039
6,537	Timken Co.	331,688
7,331	Titan Machinery, Inc. (a)	206,734
6,907	Trinity Industries, Inc.	227,586
8,175	Triumph Group, Inc.	512,246
3,899	UniFirst Corp.	239,983
4,019	United Stationers, Inc.	124,710
3,600	URS Corp.	153,072
5,911	Watts Water Technologies, Inc. - Class A	240,873
4,731	Werner Enterprises, Inc.	117,613
		3,802,880
	Information Technology 10.4%
15,627	Arris Group, Inc. (a)	176,585
24,815	Compuware Corp. (a)	228,050
5,008	Ebix, Inc.	115,985
27,686	Fairchild Semiconductor International, Inc. - Class A (a)	406,984
2,572	Itron, Inc. (a)	116,795
10,589	JDA Software Group, Inc. (a)	290,986
17,440	Microsemi Corp. (a)	373,913
6,628	Plexus Corp. (a)	231,914
44,017	RF Micro Devices, Inc. (a)	219,205
8,780	SYNNEX Corp. (a)	334,869
		2,495,286
	Materials 4.6%
3,754	Ashland, Inc.	229,219
11,371	Calgon Carbon Corp. (a)	177,502
20,016	Ferro Corp. (a)	118,895
8,565	Materion Corp. (a)	246,072
8,500	Sensient Technologies Corp.	323,000
		1,094,688
	Real Estate Investment Trusts 13.0%
15,083	Acadia Realty Trust	339,971
4,366	Alexandria Real Estate Equities, Inc.	319,285
4,099	American Campus Communities, Inc.	183,307
11,480	Colonial Properties Trust	249,460
5,866	CoreSite Realty Corp.	138,379
20,505	CubeSmart	244,010
4,911	EastGroup Properties, Inc.	246,631
20,268	First Potomac Realty Trust	245,040
5,239	Kilroy Realty Corp.	244,190
5,435	LaSalle Hotel Properties	152,941
57,737	Strategic Hotels & Resorts, Inc. (a)	379,909
8,733	Sun Communities, Inc.	378,401
		3,121,524
	Utilities 4.9%
6,970	American Water Works Co., Inc.	237,189
5,871	Atmos Energy Corp.	184,702
6,850	Black Hills Corp.	229,681
6,704	Great Plains Energy, Inc.	135,890
3,583	Laclede Group, Inc.	139,809
5,231	Portland General Electric Co.	130,670
6,121	The Empire District Electric Co.	124,562
		1,182,503
	Total Common Stocks
	(Cost $18,462,620)	23,339,158

	CLOSED-END FUNDS 1.5%
14,245	Ares Capital Corp.	232,906
10,850	Prospect Capital Corp.	119,133
	Total Closed-End Funds
	(Cost $269,893)	352,039

	SHORT-TERM INVESTMENTS 2.3%
	Investment Company 2.3%
559,921	AIM STIT-STIC Prime Portfolio - Institutional Class	559,921
	Total Short-Term Investments
	(Cost $559,921)	559,921

	Total Investments 101.3%
	(Cost $19,292,434)	24,251,118

	Liabilities in Excess of Other Assets (1.3)%	(302,604)

	TOTAL NET ASSETS 100.0%	$23,948,514

(a) Non-Income Producing
(b) U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:
Cost of investments
Gross unrealized appreciation	$19,292,434
Gross unrealized depreciation	5,139,767
Net unrealized appreciation	(181,083)
$4,958,684
*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Lockwell Small Cap Value Fund
Schedule of Investments
March 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 44.5%
	Consumer Discretionary 4.3%
800	AFC Enterprises, Inc. (a)	$13,568
240	Arbitron, Inc.	8,875
3,190	Denny's Corp. (a)	12,888
340	Hanesbrands, Inc. (a)	10,044
385	Hillenbrand, Inc.	8,836
585	Pier 1 Imports, Inc. (a)	10,635
1,145	Shuffle Master, Inc. (a)	20,152
335	Tenneco, Inc. (a)	12,445
		97,443
	Consumer Staples 1.8%
433	Corn Products International, Inc.	24,962
595	Snyder's-Lance, Inc.	15,381
		40,343
	Energy 1.4%
555	Goodrich Petroleum Corp. (a)	10,556
660	Key Energy Services, Inc. (a)	10,197
425	Superior Energy Services, Inc. (a)	11,203
		31,956
	Financials 9.1%
680	Alterra Capital Holdings Ltd.	15,626
395	Amtrust Financial Services, Inc.	10,618
440	Argo Group International Holdings Ltd.	13,143
665	Capitol Federal Financial, Inc.	7,887
3,005	CNO Financial Group, Inc. (a)	23,378
465	Eagle Bancorp, Inc. (a)	7,784
825	Employers Holdings, Inc.	14,611
600	Forestar Group, Inc. (a)	9,234
225	Greenhill & Co., Inc.	9,819
375	MB Financial, Inc.	7,871
550	Northwest Bancshares, Inc.	6,985
1,005	Ocwen Financial Corp. (a)	15,708
355	Platinum Underwriters Holdings Ltd.	12,958
240	ProAssurance Corp.	21,146
1,435	Provident New York Bancorp	12,140
470	State Bank Financial Corp. (a)	8,230
585	ViewPoint Financial Group	8,997
		206,135
	Health Care 2.8%
1,655	HealthSouth Corp. (a)	33,894
305	Hill-Rom Holdings, Inc.	10,190
220	Par Pharmaceutical Companies, Inc. (a)	8,521
460	U.S. Physical Therapy, Inc.	10,603
		63,208
	Industrials 10.9%
532	AAR Corp.	9,709
1,675	ACCO Brands Corp. (a)	20,787
460	Actuant Corp. - Class A	13,335
270	AECOM Technology Corp. (a)	6,040
420	Aegion Corp. (a)	7,489
2,150	AerCap Holdings NV (a)(b)	23,887
465	Belden, Inc.	17,628
465	Forward Air Corp.	17,052
415	G&K Services, Inc.	14,193
290	HEICO Corp.	11,644
235	Hub Group, Inc. (a)	8,467
435	ICF International, Inc. (a)	11,036
530	Insperity, Inc.	16,239
425	John Bean Technologies Corp.	6,885
620	KAR Auction Services, Inc. (a)	10,050
225	Moog, Inc. (a)	9,650
570	Quanex Building Products Corp.	10,049
160	Snap-on, Inc.	9,755
210	Triumph Group, Inc.	13,158
300	United Stationers, Inc.	9,309
		246,362
	Information Technology 7.5%
415	ACI Worldwide, Inc. (a)	16,712
1,050	Compuware Corp. (a)	9,650
810	GSI Group, Inc. (a)	9,769
1,320	Intermec, Inc. (a)	10,204
540	MAXIMUS, Inc.	21,962
460	Microsemi Corp. (a)	9,862
290	Plantronics, Inc.	11,675
1,351	Radisys Corp. (a)	9,997
400	Rogers Corp. (a)	15,500
825	Sapient Corp.	10,271
305	ScanSource, Inc. (a)	11,383
500	Verint Systems, Inc. (a)	16,195
380	Zebra Technologies Corp. (a)	15,648
		168,828
	Materials 3.3%
330	A. Schulman, Inc.	8,917
225	Cytec Industries, Inc.	13,678
490	HB Fuller Co.	16,087
245	Materion Corp. (a)	7,039
270	Rock-Tenn Co. - Class A	18,240
230	Silgan Holdings, Inc.	10,166
		74,127
	Real Estate Investment Trusts 0.9%
495	Agree Realty Corp.	11,177
365	Pebblebrook Hotel Trust	8,242
		19,419
	Utilities 2.5%
240	ALLETE, Inc.	9,958
265	Cleco Corp.	10,507
270	El Paso Electric Co.	8,772
260	NorthWestern Corp.	9,220
475	Otter Tail Corp.	10,308
300	UGI Corp.	8,175
		56,940
	Total Common Stocks
	(Cost $811,835)	1,004,761

	EXCHANGE TRADED FUND 0.4%
115	Vanguard Small-Cap Value Index Fund	8,094
	Total Exchange Traded Fund
	(Cost $7,841)	8,094

	SHORT-TERM INVESTMENTS 2.4%
	Investment Company 2.4%
55,184	AIM STIT-STIC Prime Portfolio - Institutional Class	55,184
	Total Short-Term Investments
	(Cost $55,184)	55,184

	Total Investments 47.3%
	(Cost $874,860)	1,068,039

	Other Assets in Excess of Liabilities 52.7%	1,189,010

	TOTAL NET ASSETS 100.0%	$2,257,049

(a) Non-Income Producing.
(b) U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:

Cost of investments	$874,860
Gross unrealized appreciation	196,052
Gross unrealized depreciation	(2,873)
Net unrealized appreciation	$193,179

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Investment Valuation – Equity securities for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are primarily traded. Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent sale price. Equity securities that are traded on NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Debt securities (other than short-term instruments) are valued by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models as well as market transactions and evaluated dealer bid quotations. Shares of underlying mutual funds are valued at their respective NAVs. Exchange traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. Securities that are primarily traded on foreign exchanges, including participatory notes, generally are valued at the last sale price of such securities on their respective exchange. In certain countries, market maker prices, usually the mean between the bid and ask prices, are used. In certain circumstances, such as when a significant event occurs in a foreign market so that the last sale price no longer reflects actual value, the fair value of these securities may be determined using fair valuation procedures approved by the Board of Directors. The Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Frontegra Mastholm International Equity, Frontegra SAM Global Equity, Frontegra MFG Global Equity, Frontegra MFG Core Infrastructure, and Frontegra HEXAM Emerging Markets Funds. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates market value. Securities maturing within 60 days or less when purchased are valued by the amortized cost method. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the advisers or subadvisers pursuant to guidelines established by the Board of Directors.

On January 21, 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06, Improving Disclosures about Fair Value Measurements. ASU No. 2010-06 amends FASB Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, (formerly FASB Statement No. 157), to require additional disclosures regarding fair value measurements.  Specifically, the amendment requires reporting entities to disclose: i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions; ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers; and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The effective date of this guidance is for interim and annual periods beginning after December 15, 2009; however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis was effective for interim and annual periods beginning after December 15, 2010. The Funds have disclosed the applicable requirements of this accounting standard in their financial statements.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities
Level 2 — Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices)

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

Mastholm International Equity

Description	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$12,030,524	$-	$-	$12,030,524
Rights	-	5,569	-	5,569
Total Equity	12,030,524	5,569	-	12,036,093
Short-Term Investments	46,241	-	-	46,241
Total Investments in Securities	$12,076,765	$5,569	$-	$12,082,334

SAM Global Equity

Description	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$20,502,874	$-	$-	$20,502,874
Total Equity	20,502,874	-	-	20,502,874
Short-Term Investments	359,765	-	-	359,765
Total Investments in Securities	$20,862,639	$-	$-	$20,862,639

MFG Global Equity

Description	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$106,922,082	$-	$-	$106,922,082
Total Equity	106,922,082	-	-	106,922,082
Short-Term Investments	20,203,203	-	-	20,203,203
Total Investments in Securities	$127,125,285	$-	$-	$127,125,285

MFG Core Infrastructure

Description	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$2,604,861	$-	$-	$2,604,861
Closed-End Funds	21,970	-	-	21,970
Exchange Traded Fund	13,001	-	-	13,001
Total Equity	2,639,832	-	-	2,639,832
Short-Term Investments	46,567	-	-	46,567
Total Investments in Securities	$2,686,399	$-	$-	$2,686,399

HEXAM Emerging Markets

Description	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$19,607,969	$286,623	$-	$19,894,592
Real Estate Investment Trust	64,410	-	-	64,410
Preferred Stocks	1,524,408	-	-	1,524,408
Total Equity	21,196,787	286,623	-	21,483,410
Short-Term Investments	1,444,840	-	-	1,444,840
Total Investments in Securities	$22,641,627	$286,623	$-	$22,928,250

Timpani Small Cap Growth

Description	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$2,860,422	$-	$-	$2,860,422
Total Equity	2,860,422	-	-	2,860,422
Short-Term Investments	59,937	-	-	59,937
Total Investments in Securities	$2,920,359	$-	$-	$2,920,359

Netols Small Cap Value

Description	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$148,702,594	$-	$-	$148,702,594
Real Estate Investment Trusts	14,346,373	-	-	14,346,373
Total Equity	163,048,967	-	-	163,048,967
Short-Term Investments	1,418,528	-	-	1,418,528
Total Investments in Securities	$164,467,495	$-	$-	$164,467,495

Phocas Small Cap Value

Description	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$20,217,634	$-	$-	$20,217,634
Real Estate Investment Trusts	3,121,524	-	-	3,121,524
Closed-End Funds	352,039	-	-	352,039
Total Equity	23,691,197	-	-	23,691,197
Short-Term Investments	559,921	-	-	559,921
Total Investments in Securities	$24,251,118	$-	$-	$24,251,118

Lockwell Small Cap Value

Description	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$985,342	$-	$-	$985,342
Real Estate Investment Trusts	19,419	-	-	19,419
Exchange Traded Fund	8,094	-	-	8,094
Total Equity	1,012,855	-	-	1,012,855
Short-Term Investments	55,184	-	-	55,184
Total Investments in Securities	$1,068,039	$-	$-	$1,068,039

HEXAM
Emerging Markets
Transfers out of Level 1	$(286,623)
Transfers into Level 2	$286,623
Net transfers	$-

Transfers between Level 1 and Level 2 for the HEXAM Emerging Markets Fund were related to the use of an evaluated price for a Global Depository Receipt (GDR) versus an exchange traded closing price due to limited trading activity. On days when evaluated prices are used, the GDRs move from a Level 1 to a Level 2 classification. At June 30, 2011, none of the GDRs in the HEXAM Emerging Markets Fund were valued using evaluated prices. At March 31, 2012, one of the GDRs in the HEXAM Emerging Markets Fund was valued using an evaluated price.

Tax Disclosure – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the current fiscal year, the fiscal year ended June 30, 2011, or for any other tax years which are open for exam. As of  March 31, 2012, open tax years include the tax years ended June 30, 2008 through 2011 and the current fiscal year.  The Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change during the remainder of the fiscal year. A Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations of its financial statements.  During the period, the Funds did not incur any interest or penalties.

 At June 30, 2011, the Funds’ most recent fiscal year end,  the Funds had the following capital loss carryforwards available, which may be utilized to offset any net realized capital gains:

Date of Expiration	Mastholm International Equity	Netols Small Cap Value	Phocas Small Cap Value
2017	$-	$-	$2,867,123
2018	6,626,048	3,720,338	-
Total	$6,626,048	$3,720,338	$2,867,123

At June 30, 2011, Timpani Small Cap Growth Fund had short-term capital loss carryforwards that will not expire of $43,013.

SAM Global Equity Fund and HEXAM Emerging Markets Fund do not have any capital loss carryforwards as of June 30, 2011.

Lockwell Small Cap Value Fund, MFG Global Equity Fund and MFG Core Infrastructure Fund commenced operations on July 1, 2011, December 28, 2011 and January 18, 2012, respectively.  Because these Funds have not had a fiscal year-end, they do not have any capital loss carryforwards as of March 31, 2012.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontegra Funds, Inc.

By  /s/ William D. Forsyth III
 William D. Forsyth III, President and Secretary
 (Principal Executive Officer)

Date   May 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William D. Forsyth III
William D. Forsyth III, President and Secretary
(Principal Executive Officer)

Date   May 15, 2012

By  /s/ Elyce D. Dilworth
Elyce D. Dilworth, Treasurer and Assistant Secretary
(Principal Financial Officer)

Date   May 15, 2012